UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2011.

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis     New York, New York   Dated: August 9, 2011.


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     15

Form 13F Information Table Value Total:     $301,825
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   13F File Number     Name

1         - -                    Rho Management Partners L.P.


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

                                                  FORM 13F INFORMATION TABLE

                                           Value       Shares/  Sh/ Put/ Invstmt  Oth       Voting Authority
Name of Issuer    Title of Class  CUSIP    (x$1000)    PrnAmt   Prn Call Discret  Mngrs   Sole  Shared  None


ACTIVE POWER INC        COM      00504W100   8,236    3,361,727  SH      Other       1         3,361,727
ANACOR PHARMA           COM      032420101  36,314    5,621,423  SH      Sole             5,621,423
BLUEFLY INC             COM      096227301  24,706    8,823,529  SH      Sole             8,823,529
CAPSTONE TURBINE        COM      14067D102   1,468      959,721  SH      Other       1           959,721
HSBC HOLDINGS PLC       COM      404280406   4,267       86,000  SH      Other       1            86,000
ISHARES INC             COM      464286848   3,454      331,150  SH      Other       1           331,150
GENVEC, INC.            COM      37246C109      60       18,692  SH      Sole                18,692
GENVEC, INC.            COM      37246C109   1,029      318,647  SH      Other       1           318,647
INTRALINKS HOLDGS       COM      46118H104 136,650    7,908,012  SH      Sole             7,908,012
REACHLOCAL INC          COM      75525F104  69,405    3,331,966  SH      Sole             3,331,966
SYMETRA FINANCL         COM      87151Q106   3,112      231,744  SH      Other       1           231,744
TEMPLETON DRAGN FND     COM      88018T101   9,183      302,461  SH      Other       1           302,461
TEMPLETON RUS EAST EUR  COM      88022F105   3,100      144,003  SH      Other       1           144,003
VERENIUM CORP           COM      92340P209     380      216,902  SH      Sole               216,902
VERENIUM CORP           COM      92340P209     461      263,357  SH      Other       1           263,357
